Repurchase Agreements	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Repurchase Agreements

NOTE 3. REPURCHASE AGREEMENTS

As of December 31, 2013, the Company had outstanding repurchase obligations of approximately $318.6 million with a net weighted average borrowing rate of 0.39%. These agreements were collateralized by RMBS with a fair value, including accrued interest, of approximately $337.0 million. As of December 31, 2012, the Company had outstanding repurchase obligations of approximately $103.9 million with a net weighted average borrowing rate of 0.49%. These agreements were collateralized by RMBS with a fair value, including accrued interest, of approximately $109.9 million, and cash pledged to the counterparties of approximately $0.4 million.

As of December 31, 2013 and 2012, the Company’s repurchase agreements had remaining maturities as summarized below:

(in thousands)
	OVERNIGHT (1 DAY OR LESS)	BETWEEN 2 AND 30 DAYS	BETWEEN 31 AND 90 DAYS	GREATER THAN 90 DAYS	TOTAL
December 31, 2013
Fair market value of securities pledged, including accrued interest receivable	$—	$326,348	$10,650	$—	$336,998
Repurchase agreement liabilities associated with these securities	$—	$308,402	$10,155	$—	$318,557
Net weighted average borrowing rate	—	0.39%	0.37%		0.39%

December 31, 2012
Fair market value of securities pledged, including accrued interest receivable	$—	$109,863	$—	$—	$109,863
Repurchase agreement liabilities associated with these securities	$—	$103,941	$—	$—	$103,941
Net weighted average borrowing rate	—	0.49%	—	—	0.49%

If, during the term of a repurchase agreement, a lender files for bankruptcy, the Company might experience difficulty recovering its pledged assets, which could result in an unsecured claim against the lender for the difference between the amount loaned to the Company plus interest due to the counterparty and the fair value of the collateral pledged to such lender, including the accrued interest receivable and cash posted by the Company as collateral. At December 31, 2013, the Company had a maximum amount at risk (the difference between the amount loaned to the Company, including interest payable, and the fair value of securities and cash pledged, including accrued interest on such securities) of approximately $18.3 million. Summary information regarding the Company’s amounts at risk with individual counterparties greater than 10% of the Company’s equity at December 31, 2013 and December 31, 2012 is as follows:

(in thousands)
Repurchase Agreement Counterparties	Amount at Risk	Weighted Average Maturity (in Days)
December 31, 2013
Citigroup Global Markets, Inc.	$5,487	11

December 31, 2012
Citigroup Global Markets, Inc.	$3,714	18
South Street Securities, LLC	1,802	7